Property and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

6. Property and Equipment, Net

Property and equipment, net consisted of the following:

	December 31,
	2022	2021
Lab equipment	$587,650	$587,650
Leasehold improvements	9,411	17,973
Computer equipment	32,178	21,747
Other equipment	36,149	9,411
Construction in Progress	88,359	—
	753,747	636,781
Less accumulated depreciation	(496,561)	(402,614)
Property and equipment, net	$257,186	$234,167

Depreciation expense for the years ended December 31, 2022 and 2021 was $94 thousand and $86 thousand, respectively.